Share capital and other equity instruments	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share capital and other equity instruments
8.	Share capital and other equity instruments

a)	Share capital
Authorized and without par value
Common shares:  unlimited number authorized, participating, carrying one vote per share, entitled to dividends.
Preferred shares:  unlimited number authorized, issuable in one or more series.

-
Series A preferred shares: unlimited number authorized, no par value, non-voting,
ranking in priority to the common shares, entitled to the same dividends as the common shares, non-transferable,
redeemable at the redemption amount offered for the common shares upon a change in control event.

There were no changes in the issued and outstanding common shares during the six months ended June 30, 2022 and 2021. At June 30, 2022 and 2021, the number of common shares outstanding were as follows:

	June 30, 2022		June 30, 2021
	Number	Amount	Number	Amount
Balance - end of period	31,042,560	$979,849	29,943,839	$977,261

b)	Contributed surplus (Share-based payments)
Stock options
For stock options having a CAD exercise price, the changes in the number of stock options outstanding during the six months ended June 30, 2022 and 2021 were as follows:

	June 30, 2022		June 30, 2021
	Number	Weighted average exercise price ($)	Number	Weighted average exercise price ($)
Balance - beginning of period	1,027,778	$21.39	2,485,555	$18.70
Forfeited	—	—	(850,274)	15.11
Expired	(76)	2,117.37	—	—
Balance - end of period	1,027,702	$21.23	1,635,281	$20.56
For options having a USD exercise price, the changes in the number of stock options outstanding during the quarters ended June 2022, and 2021 were as follows:

	June 30, 2022		June 30, 2021
	Number	Weighted average exercise price (USD)	Number	Weighted average exercise price (USD)
Balance - beginning of period	749,000	$3.49	305,000	$4.70
Granted	608,500	0.67	90,000	4.65
Forfeited	(45,000)	1.81	—	—
Expired	—	—	—	—
Balance - end of period	1,312,500	$2.24	395,000	$4.69
2022
In March 2022,
165,000
stock options having an exercise price of USD
1.02
and vesting over a period of up to
four years
were issued to executives and a member of the Board of Directors. In June 2022,
443,500
stock options having an exercise price of USD
0.54
and vesting over a period of up to four years, were issued to executives, Board members and employees.
2021
In January 2021,
40,000
stock options having an exercise price of USD 5.34, of which
20,000
stock options vested immediately and the remaining stock options vest over a period up to one year, were issued to a member of the Board of Directors. In June 2021,
50,000
stock options having an exercise price of USD
4.09
, of which
25,000
stock options vested immediately and the remaining stock options vest over a period up to one year, were issued to a member of the Board of Directors.
The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options at the date of grant. The weighted average inputs into the model and the resulting grant date fair values during the quarters ended June 30, 2022 and 2021 were as follows:

	June 30, 2022	June 30, 2021

Expected dividend rate	—	—
Expected volatility of share price	115.8%	115.5%
Risk-free interest rate	2.85%	0.99%
Expected life in years	6.8	6.5
Weighted average grant date fair value	$0.75	$5.00
At June 30, 2022, stock options issued and outstanding denominated in CAD and USD by range of exercise price are as follows:

Range of exercise price for stock option issued in CAD	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price ($)	Number exercisable	Weighted average exercise price ($)

$11.99-$15.21	972,428	7.09	$14.94	726,053	$14.97
$27.00-$2,070.00	55,274	6.84	131.89	55,274	131.89
	1,027,702	7.07	$21.23	781,327	$23.25
Range of exercise price for stock option issued in USD	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price (USD)	Number exercisable	Weighted average exercise price (USD)
$0.54	433,500	9.9	$0.54	—	$—
$1.02 - $2.17	479,000	9.4	$1.77	—	—
$3.93-$5.34	380,000	8.6	4.31	287,500	4.34
$10.80	20,000	8.3	10.80	10,000	10.80
	1,312,500	9.3	$2.24	297,500	$4.56

Restricted share units (RSU)
Changes in the number of RSU outstanding during the six months ended June 30, 2022 and 2021 were as follows:

	June 30, 2022	June 30, 2021
Balance - beginning of period	—	4,216
Forfeited	—	(4,048)
Paid in cash	—	(144)
Balance - end of period	—	24
There have been no expense
s
recorded in 2022 or in 2021 for RSU.
Share-based payments expense
The total share-based payments compensation expense has been included in the consolidated statements of operations for the quarters and six months ended June 30, 2022 and 2021 as indicated in the following table:

	Quarter ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Research and development expenses	$256	$467	$523	$437
Administration expenses	281	899	633	1,873
Loss from discontinued operations	—	(409)	—	(444)
	$537	$957	$1,156	$1,866

c)	Warrants
The following table presents the number of warrants outstanding with an exercise price in CAD during the six months ended June 30, 2022 and 2021:

	June 30, 2022		June 30, 2021
	Number	Weighted average exercise price ($)	Number	Weighted average exercise price ($)
Balance of warrants - beginning of period	172,735	$84.33	172,735	$84.33
Cancelled (note 7)	(168,735)	15.21	—	—
Balance of warrants - end of period	4,000	$3,000.07	172,735	$84.33
There were no changes in the number of warrants having a USD exercise price during the quarter ended June 30, 2022 and 2021. These are the same warrants presented as a warrant liability (note 6) and they are listed here with the warrants classified as equity instruments, simply so the readers may see all the warrants outstanding together. At June 30, 2022, the number of warrants outstanding by exercise price were as follows:

	June 30, 2022
	Number	Weighted average exercise price (USD)
Balance of warrants - end of period	7,894,734	$5.50
The 7,894,734 warrants shown in the table above, are those accounted for as a warrant liability (note 6) and are included in this note in order that all the outstanding warrants are presented in aggregate in the tables above.
The warrants outstanding at June 30, 2022, their exercise price in CAD or in USD, expiry rate and the overall weighted average exercise price in both currencies are as follows:

	Number	Expiry date	Exercise price (CAD)
Warrants outstanding with an exercise price in CAD	4,000	January 2023	$3,000.00
	Number	Expiry date	Exercise price (USD)
Warrants outstanding with an exercise price in USD	7,894,734	November 2025	$5.50
On February 15, 2022, the 168,735 warrants having an exercise price of $15.21 were cancelled (note 7).